Long-term Investments, Net (Narrative) (Details) - Changyou.com Limited [Member]	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Directors
Long-term Investments [Line Items]
Impairment losses in the aggregate due to disappointing financial results	$ 0	$ 500,000
Carrying value of equity method investments	0	0
Income/(loss) recognized in other income in the consolidated statements of comprehensive income	$ 0	$ 45,212	$ 60,322
Initial investment in incubator fund				$ 3,000,000
One mobile product development company [Member]
Long-term Investments [Line Items]
Percentage of acquired equity interests				30.00%
Aggregate initial consideration				$ 700,000
Number of directors designated by Changyou | Directors				1